Other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Other receivables
Schedule of Other Receivables

	December 31,	December 31,
	2023	2024
	US$	US$
Henan Derun Real Estate Co. Ltd (“Henan Derun”)	140,261,069	138,911,029
Zhengzhou Yongzhi Jianxin Meiyu Private Equity Fund (“Zhengzhou Yongzhi”)	22,590,255	—
Due from contractors	23,571,115	24,339,375
Due from Zijin Royal Palace	44,025,880	48,696,346
Others	148,207,979	127,748,560
Total	378,656,298	339,695,310